NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2016
Notes Payable Tables
Notes Payable

Summary Description of Notes Payable	Amount Owed*

Decathlon LLC - Senior Secured Note, due 12/31/16, interest at 15%	$161,133
Finquest Capital Inc.- Secured Note, due 12/31/16, interest at 15%	25,000
Brajoscal, LLC – Secured Note, due 12/31/16, interest at 18%	25,000
Nottingham Securities Inc., past due, interest at 10%	130,979
Note payable to individual investor, due 12/31/16, interest at 24%	61,211
Note payable to individual investor, due 12/31/16, interest at 12%	25,250
Notes payable to two individual investors, past due, interest at 12%	40,961
Note payable to individual investor, past due, interest at 10%	53,135
Note payable to individual investor, monthly settlement payments	48,000
Note payable to individual investor, past due, interest at 6%	1,482
Notes payable to two principal officers, due on demand, interest at 6%	349,857
Total	$922,008